Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31, 2010	December 31, 2011
Computer equipment and software	$11,913	$23,331
Furniture and fixtures	3,415	5,640
Automobiles	404	536
Machinery and equipment	122,187	263,754
Buildings	26,810	25,844
Leasehold improvements	34,540	90,485
Property, plant and equipment not in service	154,357	15,805
Property, plant and equipment, basis	353,626	425,395
Less reduction for costs reimbursed under government grants	164,999	223,884
Property, plant and equipment, carrying value	188,627	201,511
Less accumulated depreciation, net	44,629	56,308
Property, plant and equipment, net	$143,998	$145,203

Schedule of property, plant and equipment under capital lease

	December 31, 2010	December 31, 2011
Computer equipment and software, at cost	$2,758	$2,910
Buildings, at cost	16,446	16,446
Leasehold improvements, at cost	2,091	2,091
Accumulated depreciation	(1,631)	(4,199)
Property, plant and equipment under capital lease, net	$19,664	$17,248